Notes to the Cash Flow Statement (Tables)	12 Months Ended
Dec. 31, 2019
Statement of cash flows [abstract]
Reconciliation of Liabilities from Financing Activities

The changes are comprised as follows:

	Non-cash changes
in EUR thousands	January 1, 2019	Cash flow	Addition/ retirement	Fair value change	December 31, 2019
Convertible bond 2017/2022	2,495	-	-518	-	1,977
EIB loan 2017	10,967	-	810	68	11,845
EIB loan 2019	-	5,000	287	14	5,301
Interest convertible Bond 2017/2022, Convertible Bond 2017/22	78	(153)	136	-	61
Interest EIB loan 2017	87	(372)	369	-	84
Interest EIB loan 2019	-	(139)	168	-	29
Leasing liabilities	2,303	(1,183)	2,905	-	4,025
Total financial liabilities	15,930	3,153	4,157	82	23,322